Senior Secured Convertible Notes (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				0 Months Ended
	Feb. 28, 2009 Senior secured convertible notes	Dec. 31, 2013 Senior secured convertible notes USD ($)	Dec. 31, 2011 Senior secured convertible notes USD ($)	Feb. 10, 2009 Senior secured convertible notes USD ($)	Jan. 16, 2009 Senior secured convertible notes USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche CNY	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche CNY	May 18, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 18, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche USD ($)	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche CNY	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche CNY	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche USD ($)	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche CNY
Debt
Maximum borrowing capacity of senior secured convertible notes					$ 50,000
Aggregate principal amount												20,000	136,564							29,449	201,084
Interest rate (as a percent)		10.00%
Conversion Rate	0.22933	0.17699
Conversion price (in dollars per ADS)		$ 5.65	$ 4.06	$ 4.36
Redemption price of debt instrument (as a percent)		152.00%
Guaranteed rate of return per annum in addition to stated coupon rate (as a percent)		15.00%
Maximum number of days used in calculating average share price at which if the company issues shares, the conversion rate shall be increased		10 days
Number of forward-looking days' VWAP used in calculating minimum conversion price		20 days
Number of backward-looking days' VWAP used in calculating minimum conversion price			20 days
Fair value of conversion feature										25,033	170,893	11,969	81,538
Debt discount												11,969	81,538							29,449	201,210
Period for amortization												3 years	3 years							2 years 6 months	2 years 6 months
Loss from revaluation of embedded derivative liability										13,064	89,355
Carrying amount of notes converted						11,279	76,410	8,721	59,596					14,562	92,039	13,083	87,652	1,804	12,221
Number of shares into which notes are converted						2,586,630	2,586,630	2,000,000	2,000,000					3,588,025	3,588,025	3,000,344	3,000,344	413,714	413,714
Interest expense								$ 4,520	30,890					$ 7,464	47,178	$ 7,514	50,857